                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   Form 13F
                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2006

Check here if Amendment [ ]; Amendment Number: ______
This Amendment (Check only one.):   [ ] is a restatement.
                                    [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      DSM Capital Partners
Address:   320 East Main Street
           Mount Kisco, NY 10549

Form 13F File Number: 28-

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Stephen E. Memishian
Title:     Managing Partner
Phone:     914-242-1900

Signature, Place, and Date of Signing:

 /s/ Stephen E. Memishian      Mount Kisco, NY           February 5, 2007
 ------------------------  ------------------------  ------------------------
       [Signature]              [City, State]                 [Date]

Report Type (Check only one.):

[X]13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_]13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_]13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

[If there are no entries in this list, omit this section.]

            Form 13F File Number           Name
            28-___________________         ------------------------
            [Repeat as necessary.]

Report Summary:

Number of Other Included Managers:               0
                                        ----------
Form 13F Information Table Entry Total:         61
                                        ----------
Form 13F Information Table Value Total:    546,879
                                        ----------
                                        (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

   None

   [Repeat as necessary.]

PORTVUE-SEC13F.LNP               D S M CAPITAL PARTNERS LLC               PAGE 1
RUN DATE: 02/05/07 8:49 A.M.

                                 FORM 13F INFORMATION TABLE
                                    AS OF DATE: 12/31/06

                                                                                              VOTING AUTHORITY
                                                    VALUE   SHARES/ SH/ PUT/ INVSTMT  OTHER   -----------------
NAME OF ISSUER            TITLE OF CLASS   CUSIP   (x$1000) PRN AMT PRN CALL DSCRETN MANAGERS SOLE SHARED  NONE
--------------            -------------- --------- -------- ------- --- ---- ------- -------- ---- ------- ----
ADOBE SYSTEMS             COM            00724F101    407      9905 SH       DEFINED           0      9905  0
AFFILIATED MANAGERS       COM            008252108    668      6350 SH       DEFINED           0      6350  0
ALLERGAN                  COM            018490102  17976    150125 SH       DEFINED           0    150125  0
AMERICAN INT'L GROUP      COM            026874107  23454    327295 SH       DEFINED           0    327295  0
ARM HOLDINGS              COM            042068106    118     16100 SH       DEFINED           0     16100  0
AUTODESK                  COM            052769106  20702    511655 SH       DEFINED           0    511655  0
AUTOMATIC DATA PROCESSING COM            053015103  27136    550981 SH       DEFINED           0    550981  0
BAKER HUGHES              COM            057224107  18655    249870 SH       DEFINED           0    249870  0
BOEING                    COM            097023105  22793    256560 SH       DEFINED           0    256560  0
C H ROBINSON WORLDWIDE    COM            12541W209  17415    425895 SH       DEFINED           0    425895  0
C. R. BARD                COM            067383109  16499    198861 SH       DEFINED           0    198861  0
CAMERON INTERNATIONAL     COM            13342B105    863     16275 SH       DEFINED           0     16275  0
CELG JAN 2008 35 CALL     OPTION - CALL  1510203AG   3310      1249 SH  CALL DEFINED           0      1249  0
CELGENE                   COM            151020104  58126   1010359 SH       DEFINED           0   1010359  0
CHRW JAN 2009 50 CALL     OPTION - CALL  12541W2AJ     80       150 SH  CALL DEFINED           0       150  0
CISCO SYSTEMS             COM            17275R102  20973    767395 SH       DEFINED           0    767395  0
CUBIST PHARMACEUTICALS    COM            229678107    568     31375 SH       DEFINED           0     31375  0
CVS CORP                  COM            126650100    678     21950 SH       DEFINED           0     21950  0
EXPD JAN 2007 27.50 CALL  OPTION - CALL               264       200 SH  CALL DEFINED           0       200  0
EXPD JAN 2007 40 CALL     OPTION - CALL                28       200 SH  CALL DEFINED           0       200  0
FAMOUS DAVE'S OF AMERICA  COM            307068106    676     40980 SH       DEFINED           0     40980  0
FMC TECHNOLOGIES          COM            30249U101    649     10525 SH       DEFINED           0     10525  0
GENZ JAN 2007 60 CALL     OPTION - CALL                53       230 SH  CALL DEFINED           0       230  0
GENZ JAN 2009 75 CALL     OPTION - CALL  3729172AO     93       160 SH  CALL DEFINED           0       160  0
GENZYME                   COM            372917104  29586    480445 SH       DEFINED           0    480445  0
GEN-PROBE                 COM            36866T103    340      6500 SH       DEFINED           0      6500  0
GOOGLE                    COM            38259P508  20731     45021 SH       DEFINED           0     45021  0
HARRIS CORP               COM            413875105  16064    350287 SH       DEFINED           0    350287  0
INTERCONTINENTAL EXCHANGE COM            45865V100  14984    138870 SH       DEFINED           0    138870  0
INTUIT                    COM            461202103   9351    306490 SH       DEFINED           0    306490  0
MICROCHIP TECHNOLOGY      COM            595017104   7505    229496 SH       DEFINED           0    229496  0
MONSTER WORLDWIDE         COM            611742107   7392    158480 SH       DEFINED           0    158480  0
NASDAQ STOCK MARKET       COM            631103108  11052    358940 SH       DEFINED           0    358940  0
PACER INTERNATIONAL       COM            69373H106    485     16300 SH       DEFINED           0     16300  0
PEOPLESUPPORT             COM            712714302    770     36600 SH       DEFINED           0     36600  0
QCOM JAN 2009 45 CALL     OPTION - CALL  7475252AI    140       250 SH  CALL DEFINED           0       250  0
QQQQ FEB 2007 38 PUT      OPTION - PUT   6311009NL     50      5000 SH  PUT  DEFINED           0      5000  0
QQQQ JAN 2007 36 PUT      OPTION - PUT                 70     14000 SH  PUT  DEFINED           0     14000  0
QQQQ JAN 2007 39 PUT      OPTION - PUT                 38      7500 SH  PUT  DEFINED           0      7500  0
QQQQ JUN 2007 40 PUT      OPTION - PUT   6311009RN    160      2000 SH  PUT  DEFINED           0      2000  0
QQQQ MAR 2007 36 PUT      OPTION - PUT   6311009OJ     19      1868 SH  PUT  DEFINED           0      1868  0
QQQQ MAR 2007 37 PUT      OPTION - PUT   6311009OK     75      5000 SH  PUT  DEFINED           0      5000  0
QQQQ MAR 2007 45 CALL     OPTION - CALL  6311009CS    136      1947 SH  CALL DEFINED           0      1947  0
QQQQ SEP 2007 40 PUT      OPTION - PUT   6311009UN    120      1000 SH  PUT  DEFINED           0      1000  0
QUALCOMM                  COM            747525103  18671    494072 SH       DEFINED           0    494072  0
RIG JAN 2007 80 CALL      OPTION - CALL               382       200 SH  CALL DEFINED           0       200  0
SCHLUMBERGER              COM            806857108  38806    614405 SH       DEFINED           0    614405  0
SEI INVESTMENTS           COM            784117103  10388    174405 SH       DEFINED           0    174405  0
SLB JAN 2007 40 CALL      OPTION - CALL              2129       910 SH  CALL DEFINED           0       910  0
STRYKER                   COM            863667101  22393    406325 SH       DEFINED           0    406325  0
SYK JAN 2008 50 CALL      OPTION - CALL  8636675AJ    108       115 SH  CALL DEFINED           0       115  0
SYK JAN 2008 55 CALL      OPTION - CALL  8636675AK     71       115 SH  CALL DEFINED           0       115  0
TESSERA TECHNOLOGIES      COM            88164L100    869     21550 SH       DEFINED           0     21550  0
VAR JAN 2009 60 CALL      OPTION - CALL  92220P2AL     79       180 SH  CALL DEFINED           0       180  0
VARIAN MEDICAL SYSTEMS    COM            92220P105  23501    494036 SH       DEFINED           0    494036  0
WALGREEN COMPANY          COM            931422109  17308    377167 SH       DEFINED           0    377167  0
WEATHERFORD               COM            G95089101  16428    393120 SH       DEFINED           0    393120  0
WELLPOINT                 COM            94973V107  14735    187250 SH       DEFINED           0    187250  0
W-H ENERGY                COM            92925E108    778     15975 SH       DEFINED           0     15975  0
ZIMMER HOLDINGS           COM            98956P102   8609    109840 SH       DEFINED           0    109840  0
ZMH JAN 2008 75 CALL      OPTION - CALL  98956P5AO    372       332 SH  CALL DEFINED           0       332  0

LINE COUNT: 61

                          D S M CAPITAL PARTNERS LLC

SEC13F.LNS

                             FORM 13F SUMMARY PAGE
                             AS OF DATE: 12/31/06
                         RUN DATE: 02/05/07 8:49 A.M.

REPORT SUMMARY:

NUMBER OF OTHER INCLUDED MANAGERS:                 0

FORM 13F INFORMATION TABLE ENTRY TOTAL:           61

FORM 13F INFORMATION TABLE VALUE TOTAL: $546,879,000

LIST OF OTHER INCLUDED MANAGERS:

NO.  13F FILE NUMBER  NAME